COMMITMENTS AND GUARANTEES - Financial Guarantees (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 28, 2013
Guarantor Obligations [Line Items]
Maximum Potential Payment		$ 130.5
Carrying Amount of Liability		13.7
Guarantees on the residual values of leased properties
Guarantor Obligations [Line Items]
Maximum Potential Payment		26.1
Carrying Amount of Liability		0
Standby letters of credit
Guarantor Obligations [Line Items]
Term	P3Y
Maximum Potential Payment		86.7
Carrying Amount of Liability		0
Commercial customer financing arrangements
Guarantor Obligations [Line Items]
Term	P6Y
Maximum Potential Payment		17.7
Carrying Amount of Liability		$ 13.7
Minimum | Guarantees on the residual values of leased properties
Guarantor Obligations [Line Items]
Term	P1Y
Maximum | Guarantees on the residual values of leased properties
Guarantor Obligations [Line Items]
Term	P4Y